Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 13,594,706	$ 13,526,084	$ 10,318,845
Cost of sales	(9,733,113)	(9,798,408)	(6,826,605)
Gross profit	3,861,593	3,727,676	3,492,240
Expenses
Consulting fees	1,005,312	1,289,457	1,302,191
Share based compensation	0	1,920	941,854
Professional fees	213,188	268,055	362,479
Shareholders information services	231,971	249,099	358,516
Salaries and wages	2,336,569	2,183,630	1,030,580
Office and general	1,022,545	1,145,361	749,522
Depreciation	345,095	345,188	383,476
Amortization of right-of-use assets	694,730	782,108	434,837
Amortization of licenses	164,582	164,582	141,249
Leases and utilities	327,331	470,996	344,576
Total operating expense	6,341,323	6,900,396	6,049,280
Loss before other income (expense)	(2,479,730)	(3,172,720)	(2,557,040)
Interest expense	(529,473)	(308,877)	(606,830)
Interest on lease liability	(473,136)	(531,768)	(223,798)
Accretion expense	(26,741)	(61,319)	(184,410)
Loss on convertible debentures	(218,567)	0	0
Impairment of assets	(1,030,537)	(211,774)	(664,543)
Impairment of intangible assets	(2,145,628)	0	0
Gain on extinguishment of lease	52,126	29,635	0
Foreign exchange gain (loss)	49,363	186,372	(307,673)
Allowance for loan receivable	(264,800)	0	0
Gain (loss) on settlement	0	(99,635)	0
Loss on disposal of assets	0	0	(7,422)
Other income	182,813	186,257	66,805
Loss before income tax recovery (expense)	(6,884,310)	(3,983,829)	(4,484,911)
Current	(48,720)	(54,757)	(315,362)
Deferred	15,120	15,120	13,759
Net loss	$ (6,917,910)	$ (4,023,466)	$ (4,786,514)
Net loss per share - basic and diluted	$ (0.06)	$ (0.04)	$ (0.06)
common shares - basic and diluted	109,502,853	100,632,038	81,683,228
Net loss	$ (6,917,910)	$ (4,023,466)	$ (4,786,514)
Foreign exchange translation adjustment	(6,054)	(7,802)	119,474
Comprehensive loss	(6,923,964)	(4,031,268)	(4,667,040)
Net loss attributable to:
CordovaCann Corp.	(6,884,668)	(3,956,931)	(5,154,605)
Non-controlling interests	(33,242)	(66,535)	368,091
Comprehensive loss attributable to:
CordovaCann Corp.	(6,890,722)	(3,964,733)	(5,035,131)
Non-controlling interests	$ (33,242)	$ (66,535)	$ 368,091